Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 17, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		¥ 621,876	$ 97,586	¥ 526,171	¥ 515,203
2017 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		3,126	491	126,293	0
2018 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	¥ 91,051	4,790	752	113,937	365,329
2019 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		707	111	1,171	0
2020 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		26,879	4,218	16,411	0
2021 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		55,656	8,734
Restricted Shares [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		0	0	0	1,566
Restricted Shares [Member] | 2020 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		58,887	9,241	112,251	0
Restricted Shares [Member] | 2020 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		354,272	55,592	156,108	0
Restricted Shares [Member] | 2021 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		117,559	18,447
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		201,926	31,687	284,431	470
Research and Development Expense [Member] | 2017 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		(225)	(35)	69,214	0
Research and Development Expense [Member] | 2018 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		55	9	65,656	0
Research and Development Expense [Member] | 2019 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		0	0	0	0
Research and Development Expense [Member] | 2020 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		14,915	2,340	10,435	0
Research and Development Expense [Member] | 2021 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		20,430	3,206
Research and Development Expense [Member] | Restricted Shares [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		0	0	0	470
Research and Development Expense [Member] | Restricted Shares [Member] | 2020 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		4,156	652	67,181	0
Research and Development Expense [Member] | Restricted Shares [Member] | 2020 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		118,368	18,575	71,945	0
Research and Development Expense [Member] | Restricted Shares [Member] | 2021 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		44,227	6,940
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		406,683	63,817	209,033	514,733
General and Administrative Expense [Member] | 2017 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		2,835	445	52,802	0
General and Administrative Expense [Member] | 2018 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		4,478	703	48,055	365,329
General and Administrative Expense [Member] | 2019 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		707	111	1,171	0
General and Administrative Expense [Member] | 2020 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		8,702	1,366	4,357	0
General and Administrative Expense [Member] | 2021 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		35,226	5,528
General and Administrative Expense [Member] | Restricted Shares [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		0	0	0	1,096
General and Administrative Expense [Member] | Restricted Shares [Member] | 2020 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		54,011	8,476	25,985	0
General and Administrative Expense [Member] | Restricted Shares [Member] | 2020 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		227,392	35,681	76,663	0
General and Administrative Expense [Member] | Restricted Shares [Member] | 2021 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		73,332	11,507
Equity in Loss of an Affiliate [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		13,267	2,082	32,707
Equity in Loss of an Affiliate [Member] | 2017 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		516	81	4,277	0
Equity in Loss of an Affiliate [Member] | 2018 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		257	40	226	0
Equity in Loss of an Affiliate [Member] | 2019 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		0	0	0	0
Equity in Loss of an Affiliate [Member] | 2020 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		3,262	512	1,619	0
Equity in Loss of an Affiliate [Member] | Restricted Shares [Member] | 2020 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		720	113	19,085	0
Equity in Loss of an Affiliate [Member] | Restricted Shares [Member] | 2020 Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses		¥ 8,512	$ 1,336	¥ 7,500	¥ 0